Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life	Estimated useful lives are as follows
Estimated Useful Life
Building	20 years
Equipment for rental business	2.5-5 years
Production line for e-bicycles	5-10 years
Furniture, fixtures and office equipment	3-5 years
Vehicles	4-10 years
Leasehold improvements	5 years

Schedule of Estimated Economic Useful Lives of the Intangible Assets	Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful life
Patents	5 years
Software copyright	5 years

Schedule of Disaggregation of the Company’s Revenue from Continuing Operations	The following table identifies the disaggregation of the Company’s revenues from continuing operations for the years ended September 30, 2021, 2022 and 2023, respectively:
	Years Ended September 30,
	2021	2022	2023
Sales of battery packs, e-bicycles, electronic control and intelligent robots	$22,520,903	$16,395,318	$14,866,486
Maintenance services	-	-	184,029
Other	901,103	993,899	870,144
Net revenues	$23,422,006	$17,389,217	$15,920,659